Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADS's") are traded on NASDAQ.

b.	Share option plans:

In 2003, the Company adopted the 2003 Stock Option Plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees and officers of the Company may be granted options to acquire ordinary shares. The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the grant date, subject to certain exceptions, which may be determined by the Company's Board of Directors. Generally, under the terms of the 2003 Option Plan, 25% of the stock options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Stock options expire six years after the date of grant.

Pursuant to the terms of the acquisitions of Actimize Ltd., Orsus Solutions Ltd, e-Glue Software Technologies Inc., Fizzback and Merced the Company assumed or replaced unvested options, Restricted Stock Awards ("RSA's") and Restricted Stock Units ("RSU's") and converted them into NICE options, RSA's and RSU's, based on the agreed exchange ratio. Each assumed option, RSA and RSU is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option, RSA and RSU immediately prior to the acquisition.

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award"). The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which may be determined by the Company's Board of Directors, including in some cases options granted with an exercise price at par value. Further, in case the Company distributes cash dividends the exercise price for each option outstanding prior to the distribution shall be reduced by an amount equal to the gross amount of the dividend per share distributed.

Generally, under the terms of the 2008 Plan, 25% of an Award granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and par value options, unless determined otherwise by the Board of Directors, 25% of the restricted share units granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that: (i) options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share), and (ii) options granted with an exercise price equal to the nominal value of an ordinary share shall have a vesting schedule identical to that of restricted share units, as indicated above.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2012, 2011 and 2010 was estimated using the following assumptions:

	2012	2011	2010

Expected volatility	27.8%- 34.8%	34.3%- 43.8%	42.8%- 48.4%
Weighted average volatility	29.4%	43.02%	43.7%
Risk free interest rate	0.4%- 0.5%	0.2%- 1.3%	0.8%- 1.8%
Expected dividend	0%	0%	0%
Expected term (in years)	3.3	2.5- 3.7	2.5- 3.7

A summary of the Company's stock options activity and related information for the year ended December 31, 2012, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,983,541	$22.01	4.09	$62,049
Granted	1,243,501
Assumed	201,488
Exercised	(1,333,909)
Forfeited	(512,658)
Cancelled	(43,950)

Outstanding at December 31, 2012	4,538,013	21.53	4.31	54,231

Exercisable at December 31, 2012	1,802,460	24.82	3.18	15,612

The weighted-average grant-date fair value of options granted during the years 2012, 2011 and 2010 was $ 16.09, $ 17.99 and $ 14.58, respectively.

The total intrinsic value of options exercised during the years 2012, 2011 and 2010 was $ 18,072, $ 19,295 and $ 15,294, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2012	term	price	2012	exercisable
		(Years)	$		$

$0.02	828	0.66	0.02	828	0.02
$0.27	1,161,448	5.12	0.27	210,795	0.27
$0.69	33,490	7.45	0.69	11,453	0.69
$2.89	5,132	2.13	2.89	5,132	2.89
$6.00- 6.87	19,964	3.56	6.57	19,964	6.57
$11.4- 14.60	66,046	5.83	12.88	48,551	13.20
$17.72- 25.01	350,472	3.54	21.37	230,246	22.05
$26.85- 35.31	2,900,633	4.02	30.64	1,275,491	30.42

	4,538,013	4.31	21.53	1,802,460	24.82

A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2012, is as follows:

	Number of RSU & RSA	Weighted average exercise price *)

Outstanding at January 1, 2012	525,500	NIS	1
Issued	372,725	NIS	1
Assumed	61,188	NIS	1
Vested	(189,727)	NIS	1
Forfeited	(68,708)	NIS	1

Outstanding at December 31, 2012	700,978	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.

As of December 31, 2012, there was approximately $ 41,086 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$4,156	$2,922	$2,634
Research and development, net	2,840	2,966	3,650
Selling and marketing	7,981	7,490	5,920
General and administrative	8,635	7,781	8,850

Total stock-based compensation expenses	$23,612	$21,159	$21,054

c.	Employee Stock Purchase Plan:

Eligible employees under the Employee Stock Purchase Plan ("ESPP") can have between 2% to 10% of their earnings withheld, under certain limitations, to be used to purchase ordinary shares. The price of ordinary shares purchased under the ESPP is equal to 95% of the fair market value of the ordinary shares.

During 2012, 2011 and 2010, employees purchased 17,753, 16,582 and 16,537 shares at average prices of $ 33.73, $ 33.88 and $ 26.38 per share, respectively.

d.	Treasury shares:

On February 15, 2011, November 2, 2011 and on October 31, 2012 the board of directors of the Company authorized a program to repurchase up to $ 100,000 at each time (total of $ 300,000) of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The program does not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to dollars on the basis of the exchange rate prevailing at the date of the conversion.

On February 13, 2013, the Company announced that the board of directors has approved a dividend policy under which the Company intends to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the board. Under Israeli law, dividends may be paid only out of profits and other surplus (as defined in the law) as of the most recent financial statements or as accrued over a period of two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due.  Historically, the Company has not declared or paid cash dividends on its ordinary shares.